INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As at January 1			¥ 3,393,349	¥ 6,007,624
Share of profits and losses for the year		$ 38,800	270,115	(199,452)	¥ 8,151
Impairment				(216,953)
As at December 31		$ 486,308	3,385,582	3,393,349	6,007,624
Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As at January 1			3,393,349	6,007,624
Capital injections			50,000	90,000
A joint venture changed into a subsidiary				(2,048,780)
Disposal			(114,604)
Share of profits and losses for the year			270,115	(199,452)
Share of changes in reserves			(8,746)	2,837
Cash dividends declared			(222,024)	(236,253)
Impairment				(216,953)
As at December 31			3,385,582	3,393,349	6,007,624
Ningxia Zhongning Power Co Ltd
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Percentage of ownership interest transferred	50.00%
Guangxi Huayin Aluminum Co., Ltd.
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As at January 1			1,426,655
Share of profits and losses for the year			178,865	140,693	¥ 426,894
As at December 31			1,403,117	¥ 1,426,655
Registered and paid-in capital			¥ 2,441,987
Ownership interest in joint venture (as a percent)		33.00%	33.00%	33.00%
Voting power in joint venture (as a percent)		33.00%	33.00%
Profit sharing in joint venture (as a percent)		33.00%	33.00%